Segments - Summary of geographical segments banking (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
– Net interest income	€ 7,762	€ 8,202
– Net fee and commission income	1,998	1,807
Addition to loan loss provisions		250
Total expenses	6,439	5,946
Result before tax	6,373	4,609
Taxation	1,798	1,303
Non-controlling interests	118	100
Shareholders of the parent	4,456	3,206
Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	4,456	3,206
Net result IFRS-EU | Segments Banking Activities
Disclosure of operating segments [line items]
– Net interest income	7,655	8,073
– Net fee and commission income	1,998	1,807
– Total investment and other income	1,647	1,445
Total income	11,300	11,325
Total expenses	5,880	5,696
Addition to loan loss provisions	559	250
Total expenses	6,439	5,946
Result before tax	4,861	5,379
Taxation	1,385	1,533
Non-controlling interests	118	100
Shareholders of the parent	3,358	3,746
Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Taxation	(414)	230
Shareholders of the parent	(1,099)	540
Reversal of the IFRS-EU 'IAS 39 carve out' impact | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	1,099	(540)
Retail Netherlands
Disclosure of operating segments [line items]
Shareholders of the parent	1,730	1,360
Retail Belgium
Disclosure of operating segments [line items]
Shareholders of the parent	764	296
Retail Germany
Disclosure of operating segments [line items]
Shareholders of the parent	952	439
Other Challengers
Disclosure of operating segments [line items]
Shareholders of the parent	320	348
Growth markets
Disclosure of operating segments [line items]
Shareholders of the parent	354	331
Wholesale Banking Rest of World
Disclosure of operating segments [line items]
Shareholders of the parent	486	548
Other
Disclosure of operating segments [line items]
Shareholders of the parent	(149)	(117)
Geographical Segments Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	7,655	8,073
– Net fee and commission income	1,998	1,807
– Total investment and other income	1,647	1,445
Total income	11,300	11,325
Total expenses	5,880	5,696
Addition to loan loss provisions	559	250
Total expenses	6,439	5,946
Result before tax	4,861	5,379
Taxation	1,385	1,533
Non-controlling interests	118	100
Shareholders of the parent	3,358	3,746
Geographical Segments Banking | Reversal of the IFRS-EU 'IAS 39 carve out' impact | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	1,099	(540)
Geographical Segments Banking | Retail Netherlands | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,572	2,077
– Net fee and commission income	649	617
– Total investment and other income	877	664
Total income	3,099	3,359
Total expenses	1,423	1,502
Addition to loan loss provisions	(25)	(21)
Total expenses	1,398	1,481
Result before tax	1,701	1,878
Taxation	451	453
Shareholders of the parent	1,250	1,425
Geographical Segments Banking | Retail Netherlands | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Shareholders of the parent	479	(65)
Geographical Segments Banking | Retail Belgium | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,327	1,343
– Net fee and commission income	441	364
– Total investment and other income	49	105
Total income	1,817	1,813
Total expenses	1,155	1,134
Addition to loan loss provisions	55	91
Total expenses	1,210	1,225
Result before tax	608	588
Taxation	180	179
Shareholders of the parent	428	408
Geographical Segments Banking | Retail Belgium | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Shareholders of the parent	337	(113)
Geographical Segments Banking | Retail Germany | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,609	1,667
– Net fee and commission income	236	206
– Total investment and other income	(46)	(40)
Total income	1,799	1,832
Total expenses	732	702
Addition to loan loss provisions	83	(39)
Total expenses	815	662
Result before tax	984	1,170
Taxation	321	381
Non-controlling interests	1
Shareholders of the parent	663	789
Geographical Segments Banking | Retail Germany | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Shareholders of the parent	289	(350)
Geographical Segments Banking | Other Challengers | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,085	1,061
– Net fee and commission income	166	151
– Total investment and other income	14	16
Total income	1,265	1,228
Total expenses	723	658
Addition to loan loss provisions	85	98
Total expenses	809	755
Result before tax	456	472
Taxation	141	123
Shareholders of the parent	315	350
Geographical Segments Banking | Growth markets | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,168	922
– Net fee and commission income	212	185
– Total investment and other income	199	273
Total income	1,579	1,380
Total expenses	869	722
Addition to loan loss provisions	130	111
Total expenses	998	834
Result before tax	581	546
Taxation	109	115
Non-controlling interests	118	100
Shareholders of the parent	354	331
Geographical Segments Banking | Wholesale Banking Rest of World | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	785	734
– Net fee and commission income	297	289
– Total investment and other income	556	479
Total income	1,637	1,502
Total expenses	778	743
Addition to loan loss provisions	231	11
Total expenses	1,009	755
Result before tax	628	748
Taxation	132	188
Shareholders of the parent	497	560
Geographical Segments Banking | Wholesale Banking Rest of World | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Shareholders of the parent	(11)	(12)
Geographical Segments Banking | Other | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	109	268
– Net fee and commission income	(3)	(6)
– Total investment and other income	(3)	(51)
Total income	103	211
Total expenses	200	234
Addition to loan loss provisions
Total expenses	200	234
Result before tax	(97)	(23)
Taxation	52	94
Non-controlling interests
Shareholders of the parent	(149)	(117)
Retail Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	3,338	3,290
Retail Banking | Retail Netherlands | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,443	1,435
Retail Banking | Retail Belgium | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	357	280
Retail Banking | Retail Germany | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	805	889
Retail Banking | Other Challengers | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	282	334
Retail Banking | Growth markets | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	451	351
Wholesale Banking | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	2,293	1,049
Wholesale Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,623	2,112
Wholesale Banking | Net result IFRS-EU | Segments Banking Activities
Disclosure of operating segments [line items]
– Net interest income	1,737	2,076
– Net fee and commission income	676	669
– Total investment and other income	1,166	892
Total income	3,580	3,637
Total expenses	1,662	1,630
Addition to loan loss provisions	295	(105)
Total expenses	1,957	1,525
Result before tax	1,623	2,112
Taxation	406	495
Non-controlling interests	22	28
Shareholders of the parent	1,194	1,589
Wholesale Banking | Reversal of the IFRS-EU 'IAS 39 carve out' impact | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	1,099	(540)
Wholesale Banking | Retail Netherlands | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	258	442
Wholesale Banking | Retail Belgium | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	251	308
Wholesale Banking | Retail Germany | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	179	280
Wholesale Banking | Other Challengers | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	174	138
Wholesale Banking | Growth markets | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	130	195
Wholesale Banking | Wholesale Banking Rest of World | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	628	748
Wholesale Banking | Other | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	3	1
Corporate Line | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	(161)	(130)
Corporate Line | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	(100)	(23)
Corporate Line | Net result IFRS-EU | Segments Banking Activities
Disclosure of operating segments [line items]
– Net interest income	111	269
– Net fee and commission income	(3)	(6)
– Total investment and other income	(8)	(54)
Total income	99	210
Total expenses	199	233
Addition to loan loss provisions
Total expenses	199	233
Result before tax	(100)	(23)
Taxation	61	107
Non-controlling interests	0	0
Shareholders of the parent	(161)	(130)
Corporate Line | Other | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	(100)	(23)
Other Challengers | Other Challengers | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Shareholders of the parent	€ 4	€ (2)